ACQUISITIONS AND DIVESTITURES (Tables)	12 Months Ended
Dec. 31, 2015
Acquisitions and Divestitures Disclosure [
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
As such, we have allocated the total consideration transferred to the individual assets and business acquired based on a relative fair value basis, using the closing date fair values of each element, as follows (in millions):

June 12, 2015
Equity investment in Monster	$3,066
Expansion of distribution territories	1,035
Monster non-energy drink business	95
Total assets and business acquired	$4,196

Disclosure of Assets and Liabilities Held-for-sale [Table Text Block]
The following table presents information related to the major classes of assets and liabilities that were classified as held for sale in our consolidated balance sheet (in millions):

	December 31, 2015		December 31, 2014
Cash, cash equivalents and short-term investments	$143		$30
Trade accounts receivable, less allowances	485		100
Inventories	276		54
Prepaid expenses and other assets	83		7
Equity method investments	92		141
Other assets	25		3
Property, plant and equipment — net	2,021		303
Bottlers' franchise rights with indefinite lives	1,020		410
Trademarks	—		43
Goodwill	333		46
Other intangible assets	115		36
Allowance for reduction of assets held for sale	(693)		(494)
Total assets	$3,900	[1]	$679	[3]
Accounts payable and accrued expenses	$712		$48
Current maturities of long-term debt	12		—
Accrued income taxes	4		—
Long-term debt	74		—
Other liabilities	79		6
Deferred income taxes	252		4
Total liabilities	$1,133	[2]	$58	[4]

[1]
Consists of total assets relating to CCEP of $2,894 million, North America refranchising of $589 million, Coca-Cola Beverages Africa Limited of $398 million and other assets held for sale of $19 million, which are included in the Europe, Middle East and Africa, Bottling Investments and Corporate operating segments.

[2]
Consists of total liabilities relating to CCEP of $924 million, North America refranchising of $123 million and Coca-Cola Beverages Africa Limited of $86 million, which are included in the Europe, Middle East and Africa and Bottling Investments operating segments.

[3]
Consists of total assets relating to North America refranchising of $223 million, Coca-Cola Beverages Africa Limited of $333 million, the Monster Transaction of $43 million and other assets held for sale of $80 million, which are included in the Europe, Middle East and Africa, Bottling Investments and Corporate operating segments.

[4]
Consists of total liabilities relating to North America refranchising of $22 million and Coca-Cola Beverages Africa Limited of $36 million, which are included in the Europe, Middle East and Africa and Bottling Investments operating segments.